Expense Example {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-08 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Retail Class	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810